Critical Accounting Estimates and Judgements	12 Months Ended
Jun. 30, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Critical Accounting Estimates and Judgements	Critical accounting estimates and judgements
The preparation of the financial statements in conformity with IFRS requires the group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as well as disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Key accounting estimates and assumptions applied:
•Estimate of taxation – note 12
•Recognition of deferred tax asset – note 12
•Valuation of cash generating units acquired – note 14
•Fair value of identifiable net assets acquired – note 14
•Streaming contract liability – note 14 and 31
•Estimate of deferred tax rates on acquisition date – note 14
•Gold mineral reserves and resources – note 15
•Production start date – note 15
•Stripping activities – note 15
•Impairment of assets – note 15
•Depreciation of property plant and equipment – note 15
•Exploration and evaluation assets – note 15
•Impairment of goodwill – note 16
•Estimate of exposure and liabilities with regard to rehabilitation costs – note 26
•Estimate of provision for silicosis settlement – note 27
•Valuation of contingent consideration liability – note 29
•Fair value of share-based payments – note 36
•Assessment of contingencies – note 38
•Valuation of derivative financial instruments – note 39.

Other accounting estimates and assumptions applied:
•Valuation of interest in associate – note 21
•Provision for stock obsolescence – note 23
•Estimate of employee benefit liabilities – note 27
•Leases – note 28.